Other current and non-current non-financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		$ 26,883	$ 30,273
Other non-current non-financial assets		19,262	24,690
Domestic Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		7,488	13,999
Foreign Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		5,122	2,537
Prepaid mining licenses [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		1,205	1,136
Prepaid insurance [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		2,446	6,323
Refund of Value Added Tax to exporters [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		4,937	855
Other taxes [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		4,027	4,660
Other Assets [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		215	355
Other non-current non-financial assets		770	997
Stain development expenses and prospecting expenses [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	[1]	17,721	23,008
Guarantee deposits [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets		771	685
Other prepayment [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets		$ 1,443	$ 408

[1]	Reconciliation of changes in assets for exploration and mineral resource evaluation, by type